Steven I. Koszalka Secretary American Funds Corporate Bond Fund 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 Tel (213) 486-9455 Facsimile siik@capgroup.com

August 6, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Corporate Bond Fund

File Nos. 333-183929 and 811-22744

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on July 31, 2018 of Registrant’s Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka